Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Expenses [Abstract]
Schedule of accounts payable and accrued expenses
	2022	2021
Cost of sales - purchases	$1,953,846	$2,109,427
Other payables and accrued expenses	2,048,919	2,874,069
	$4,002,765	$4,983,496

	2021	2020
Cost of sales - purchases	$2,109,427	$1,672,223
Other payables and accrued expenses	2,874,069	1,595,710
	$4,983,496	$3,267,933